Marketable Securities (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Marketable Securities (Textual)
Recognized trading gains, amount	$ 21	$ 0
Marketable securities with outstanding unrealized losses	10,753		$ 12,929
Unrealized losses for marketable securities	152		$ 58
More than 12 months [Member]
Marketable Securities (Textual)
Unrealized losses for marketable securities	45
Less than 12 months [Member]
Marketable Securities (Textual)
Unrealized losses for marketable securities	$ 107